Intangible Assets - Schedule of Intangible Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	€ 18,970	€ 915
Less accumulated amortization	(1,301)	(134)
Net	17,669	781
Goodwill	10,074	75
Impairment of intangibles	(15,912)
Total	11,831	856
Customer relationships (season ticket holders) [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	1,500
Broadcasting rights/sports titles/stadium lease [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	2,675	75
Brand [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	9,640	710
Player contracts [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross	5,155	130
Other [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets - gross